Other Non-Current Assets - Movements in Interest in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	€ 557
Ending balance	648	€ 557
Associates [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	44	51
Additions	3	5
Dividend received/reductions		(10)
Share of net profit/(loss)	(5)
Currency retranslation	(2)	(2)
Ending balance	40	44
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	32	36
Additions	5
Dividend received/reductions	(216)	(155)
Share of net profit/(loss)	190	155
Currency retranslation	3	(4)
Ending balance	€ 14	€ 32